Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Loss [Abstract]
Interest on government loans	$ 443,216	$ 431,143	$ 435,684
Interest on other long term borrowing	1,191,381	342,540	342,540
Interest on loans from shareholders	154,773	327,324	73,780
Interest on loans from related parties	50,074	105,899	13,571
Interest on lease liabilities	21,510	40,425	36,037
Finance costs	$ 1,860,954	$ 1,247,331	$ 901,612